14. Stock-Based Compensation (Details-Plans) - shares	Mar. 31, 2015	Mar. 31, 2014
Options and restricted stock units outstanding	2,877,000	2,536,000
2004 Plan
Options and restricted stock units outstanding	40,000
2006 Plan
Options and restricted stock units outstanding	1,149,000
2011 Plan
Options and restricted stock units outstanding	1,688,000